RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Schedule of the activity in the restructuring liability
The following table provides the activity in the restructuring liability:

	2015	2014
Balance, beginning of year	$348	$88
Expensed in year	951	1,598
Disbursements	(894)	(1,261)
Foreign exchange	(32)	(77)
Balance, end of year	$373	$348

Classification:
Accounts payable and accrued liabilities	$373	$348

By restructuring initiative:
June 2015	$48	$—
June 2014	325	270
May 2009 and prior	—	78
	$373	$348